STOCKHOLDERS’ EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 7: STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock

As of September 30, 2025, the Company had 1,000,000,000 shares of common stock, $0.0001 par value per share, authorized.

Common stockholders have voting rights of one vote per share. The voting, dividend, and liquidation rights of the holders of common stock are subject to and qualified by the rights, powers, and preferences of preferred stockholders.

2025 Transactions

On April 1, 2025, the Company issued 344,827 shares of common stock pursuant to the Open Daily Acquisition (see Note 5).

During nine months ended September 30, 2025, the Company issued 41,164 shares of common stock pursuant to the conversion of accounts payable for a total fair value of $404,642.

During nine months ended September 30, 2025, the Company issued 1,194,445 shares of common stock pursuant exercise of warrants by warrant holders for proceeds of $543,056. The warrants were originally issued in the offering noted below.

Offerings

On February 13, 2025, the Company entered into securities purchase agreements (the “Purchase Agreements”) with certain accredited investors named therein (the “Purchasers”), pursuant to which the Company agreed to issue and sell, in a best efforts offering (the “February 2025 Offering”) 11,365,340 units (the “Units”), including (i) 125,535 units consisting of one share of common stock and two warrants to purchase one share of common stock each (the “Share Unit Warrants”), at a purchase price per unit equal to $0.66, and (ii) 11,239,805 units consisting of a pre-funded warrant to purchase one share of Common Stock (“Pre-Funded Warrants”), immediately exercisable at an exercise price of $0.0001 per share, and two warrants to purchase one share of common stock each (the “PFW Unit Warrants, and collectively with the Share Unit Warrants, the “Warrants”), at a purchase price per unit equal to $0.6599. The Warrants may be exercised for an aggregate of 22,730,680 shares of Common Stock at an exercise price equal to $0.66 per share, subject to adjustment for stock splits and similar events. The Purchase Agreement contains customary representations and warranties and agreements of the Company and the Purchasers and customary indemnification rights and obligations of the parties. The February 2025 Offering closed on February 18, 2025.

The Company offered Pre-Funded Warrants to those Purchasers whose purchase of common stock in the February 2025 Offering would have resulted in the Purchasers, together with their affiliates and certain related parties, beneficially owning more than 4.99% (or at the election of the Purchasers, 9.99%) of our common stock immediately following the consummation of the February 2025 Offering in lieu of the common stock that would otherwise result in ownership in excess of 4.99% (or at the election of the Purchaser, 9.99%) of the outstanding common stock of the Company. The Pre-Funded Warrants may be exercised commencing on the issuance date and do not expire. The Pre-Funded Warrants are exercisable for cash; provided, however that they may be exercised on a cashless exercise basis if, at the time of exercise, there is no effective registration statement registering, or no current prospectus available for, the issuance or resale of the common stock issuable upon exercise of the Pre-Funded Warrants. The exercise of the Pre-Funded Warrants will be subject to a beneficial ownership limitation, which will prohibit the exercise thereof, if upon such exercise the holder of the Pre-Funded Warrants, its affiliates and any other persons or entities acting as a group together with the holder or any of the holder’s affiliates would hold 4.99% (or, upon election of a Purchaser prior to the issuance of any shares, 9.99%) of the number of common stock outstanding immediately after giving effect to the issuance of common stock issuable upon exercise of the Pre-Funded Warrant held by the applicable holder, provided that the holder may increase or decrease the beneficial ownership limitation (up to a maximum of 9.99%) upon 60 days advance notice to the Company, which 60 day period cannot be waived.

DIGITAL BRANDS GROUP, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

During the nine months ended September 30, 2025, the Company issued an aggregate of 3,747,741 shares of common stock pursuant to the offerings detailed above for net proceeds of $6,642,433. The issuance of 3,747,741 shares includes 3,182,375 shares issued in February 2025 and 439,831 shares issued in July and August 2025 upon the exercise of warrants originally issued as part of the February 2025 Offering.

Series A Convertible Preferred Stock

On September 29, 2022, the Company filed the Certificate of Designations designating up to 6,800 shares out of the authorized but unissued shares of its preferred stock as Series A Convertible Preferred Stock

Except for stock dividends or distributions for which adjustments are to be made pursuant to the Certificate of Designations, the holders of the Series A Preferred Stock (the “Holders”) shall be entitled to receive, and the Company shall pay, dividends on shares of the Series A Preferred Stock equal (on an as-if-converted-to-common-stock basis) to and in the same form as dividends actually paid on shares of the common stock when, as and if such dividends are paid on shares of the common stock. No other dividends shall be paid on shares of the Series A Preferred Stock.

With respect to any vote with the class of common stock, each share of the Series A Preferred Stock shall entitle the Holder thereof to cast that number of votes per share as is equal to the number of shares of common stock into which it is then convertible.

The Series A Preferred Stock shall rank (i) senior to all of the common stock; (ii) senior to any class or series of capital stock of the Company hereafter created specifically ranking by its terms junior to any Preferred Stock (“Junior Securities”); (iii) on parity with any class or series of capital stock of the Company created specifically ranking by its terms on parity with the Preferred Stock (“Parity Securities”); and (iv) junior to any class or series of capital stock of the Company hereafter created specifically ranking by its terms senior to any Preferred Stock (“Senior Securities”), in each case, as to dividends or distributions of assets upon liquidation, dissolution or winding up of the Company, whether voluntarily or involuntarily.

Each share of the Series A Preferred Stock shall be convertible, at any time and from time to time from and after September 29, 2022 at the option of the Holder thereof, into that number of shares of common stock determined by dividing the Stated Value of such share of the Series A Preferred Stock ($1,000 as of September 29, 2022) by the Conversion Price. The conversion price for each share of the Series A Preferred Stock is the closing price of the common stock on September 29, 2022, which was $9.30.

As of September 30, 2025 and December 31, 2024, there were 6,300 shares of Series A Convertible Preferred Stock issued and outstanding.

DIGITAL BRANDS GROUP, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

Series C Convertible Preferred Stock

On June 21, 2023, the Company, on the one hand, and Moise Emquies, George Levy, Matthieu Leblan, Carol Ann Emquies, Jenny Murphy and Elodie Crichi (collectively, the “Sundry Investors”), on the other hand, executed a Securities Purchase Agreement (the “Sundry SPA”) whereby the Company issued 5,761 shares of Series C Convertible Preferred Stock, par value $0.0001 per share (the “Series C Preferred Stock”) to the Sundry Investors at a purchase price of $1,000 per share. The Series C Preferred Stock is convertible into a number of shares of the Company’s common stock equal to $1,000 divided by an initial conversion price of $896.25 which represents the lower of (i) the closing price per share of the common stock as reported on the Nasdaq on June 20, 2023, and (ii) the average closing price per share of common stock as reported on the Nasdaq for the five trading days preceding June 21, 2023. The shares of Series C Preferred Stock were issued in consideration for the cancellation of certain promissory notes issued by the Company to the Sundry Investors dated December 30, 2022 (the “Sundry Loan Documents”). The following is a summary of the rights and preferences of the Series C Preferred Stock

On June 21, 2023, the Company filed the Certificate of Designation with the Secretary of State for the State of Delaware designating up to 5,761 shares out of the authorized but unissued shares of its preferred stock as Series C Preferred Stock. The following is a summary of the principal terms of the Series C Preferred Stock.

Except for stock dividends or distributions for which adjustments are to be made pursuant to the Certificate of Designations, the holders of the Series C Preferred Stock (the “Series C Holders”) shall be entitled to receive, and the Company shall pay, dividends on shares of the Series C Preferred Stock equal (on an as-if-converted-to-common-stock basis) to and in the same form as dividends actually paid on shares of the common stock when, as and if such dividends are paid on shares of the common stock. No other dividends shall be paid on shares of the Series C Preferred Stock.

The Series C Holders are entitled to vote as a class as expressly provided in the Certificate of Designation. The Series C Holders are also entitled to vote with the holders of shares of common stock, voting together as one class, on all matters in which the Series C Holders are permitted to vote with the class of shares of Common Stock.

With respect to any vote with the class of common stock, each share of the Series C Preferred Stock shall entitle the Holder thereof to cast that number of votes per share as is equal to the number of shares of common stock into which it is then convertible (subject to the ownership limitations specified in the Certificate of Designation) using the record date for determining the stockholders of the Company eligible to vote on such matters as the date as of which the conversion price is calculated.

The Series C Preferred Stock shall rank (i) senior to all of the common stock; (ii) senior to Junior Securities; (iii) on parity with Parity Securities; and (iv) junior to Senior Securities, in each case, as to dividends or distributions of assets upon liquidation, dissolution or winding up of the Company, whether voluntarily or involuntarily. Subject to any superior liquidation rights of the holders of any Senior Securities of the Company and the rights of the Company’s existing and future creditors, upon a Liquidation, each Holder shall be entitled to be paid out of the assets of the Company legally available for distribution to stockholders, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of the common stock and Junior Securities and pari passu with any distribution to the holders of Parity Securities, an amount equal to the Stated Value (as defined in the Certificate of Designation) for each share of the Series C Preferred Stock held by such Holder and an amount equal to any accrued and unpaid dividends thereon, and thereafter the Series C Holders shall be entitled to receive out of the assets, whether capital or surplus, of the Company the same amount that a holder of common stock would receive if the Series C Preferred Stock were fully converted (disregarding for such purposes any conversion limitations hereunder) to common stock which amounts shall be paid pari passu with all holders of common stock.

Each share of the Series C Preferred Stock shall be convertible, at any time and from time to time from and after June 21, 2023 at the option of the Holder thereof, into that number of shares of common stock determined by dividing the Stated Value of such share of the Series C Preferred Stock ($1,000 as of June 21, 2023) by the Conversion Price. The conversion price for each share of the Series C Preferred Stock is $896.25, which is the lower of (a) the closing price per share of the common stock as reported on the Nasdaq on June 20, 2023 (the trading day before the date of the Sundry SPA), and (b) the average closing price per share of common stock as reported on the Nasdaq for the five trading days preceding the date of the Sundry SPA, subject to adjustment herein (the “Series C Conversion Price”).

DIGITAL BRANDS GROUP, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

The Company has the option to redeem any or all of the then outstanding Series C Preferred Stock at 112% of the then Stated Value any time after June 21, 2023 and so long as there is an effective registration statement covering the shares issuable upon conversion of the Series C Preferred Stock.

As of both September 30, 2025 and December 31, 2024, there were 1,344 shares of Series C Preferred Stock issued and outstanding.

Series D Convertible Preferred Stock

On August 13, 2025, the Company completed the initial closing of a private equity offering, issuing 14,031 shares of Series D Convertible Preferred Stock, par value $0.0001 per share, with a stated value of $1,000 per share, for gross cash proceeds of approximately $11.2 million (aggregate stated value of $14.0 million). The shares are convertible into common stock at a price equal to 80% of the lowest closing price of the Company’s common stock for the five trading days immediately preceding the conversion date, subject to ownership limitations.

On September 26, 2025, pursuant to an amendment to the original agreement, the Company issued an additional 1,875 Series D Preferred shares to an investor for gross proceeds of $1.5 million, increasing the stated value to $1,150 per share (aggregate stated value of $2.16 million).

As of September 30, 2025, there were 15,906.25 Series D Convertible Preferred shares outstanding.

The Series D Preferred Stock carries a conversion feature into common stock, subject to Nasdaq ownership limitations, and was issued at a discount, resulting in aggregate gross proceeds of $12.7 million before deducting offering costs.

The Company received aggregate net proceeds of $11,387,000 pursuant to the Series D offerings.

The Company is required to hold the proceeds from the offering in a segregated bank account, with 50% released upon the second closing and the remaining 50% to be released upon satisfaction of the following conditions: (i) shareholder approval of the reverse stock split and 20% rule, and (ii) SEC effectiveness of the resale registration statement.

Based on ASC 815 and the terms of the Series D Convertible Preferred Stock, all features of the Series D Preferred Stock are clearly and closely related to the equity host. No bifurcation of embedded features is required, as the conversion options, participating dividends, protective rights, price protection, liquidation preference, and other features all bear the risks and economics of the residual equity interest. The Series D Convertible Preferred Stock does not include any mandatory redemption provisions or obligations that require the Company to deliver cash or other assets to the holders. Conversion features are equity-settled, allowing holders to convert shares into common stock at a price based on the lowest five-day closing price prior to conversion, and any ownership limits are designed to maintain equity characteristics rather than create a redemption obligation. There are no put features, mandatory repurchase provisions, or redemption rights exercisable at the option of the holder or upon events outside the Company’s control.

Under ASC 480-10-S99-3A, the Series D shares do not meet the criteria for temporary equity under ASC 480 for SEC registrants.

The Series D shall rank (i) senior to all of the Common Stock; (ii) senior to any class or series of capital stock of the Company hereafter created specifically ranking by its terms junior to any Series D (“Junior Securities”); (iii) on parity with the Company’s Series A Convertible Preferred Stock, Series C Preferred Stock, as well as any class or series of capital stock of the Company created specifically ranking by its terms on parity with the Preferred Stock (“Parity Securities”); and (iv) junior to any class or series of capital stock of the Company hereafter created specifically ranking by its terms senior to any Series D (“Senior Securities”), in each case, as to dividends or distributions of assets upon liquidation, dissolution or winding up of the Company, whether voluntarily or involuntarily. Subject to any superior liquidation rights of the holders of any Senior Securities of the Company and the rights of the Company’s existing and future creditors, upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary (a “Liquidation”), each Holder shall be entitled to be paid out of the assets of the Company legally available for distribution to stockholders, prior and in preference to any distribution of any of the assets or surplus funds of the Corporation to the holders of the Common Stock and Junior Securities and pari passu with any distribution to the holders of Parity Securities, an amount equal to the Stated Value for each share of Series D held by such Holder and an amount equal to any accrued and unpaid dividends thereon, and thereafter the Holders shall be entitled to receive out of the assets, whether capital or surplus, of the Corporation the same amount that a holder of Common Stock would receive if the Seres D were fully converted (disregarding for such purposes any conversion limitations hereunder) to Common Stock which amounts shall be paid pari passu with all holders of Common Stock. The Company shall mail written notice of any such Liquidation, not less than sixty (60) days prior to the payment date stated therein, to each Holder.

Liquidation Preferences

As of September 30, 2025, the liquidation preferences of the preferred stock were as follows:

Series A convertible preferred stock	$6,300,000
Series C convertible preferred stock	$1,344,000
Series D convertible preferred stock	$18,292,188

NOTE 9: STOCKHOLDERS’ EQUITY (DEFICIT)

Amendments to Certificate of Incorporation

On August 21, 2023, the Board of Directors approved a one-for-25 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company’s preferred stock. The reverse stock split became effective as of August 22, 2023. Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this reverse stock split and adjustment of the preferred stock conversion ratios.

On December 11, 2024, the Board of Directors approved a one-for-50 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company’s preferred stock. The reverse stock split became effective as of December 11, 2024. Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this reverse stock split and adjustment of the preferred stock conversion ratios.

Common Stock

The Company had 1,000,000,000 shares of common stock authorized with a par value of $0.0001 as of December 31, 2024.

Common stockholders have voting rights of one vote per share. The voting, dividend, and liquidation rights of the holders of common stock are subject to and qualified by the rights, powers, and preferences of preferred stockholders.

2024 Transactions

Offerings

On May 3, 2024, the Company entered into that certain inducement offer to exercise common stock purchase warrants with the Investor (the “Inducement Agreement”), pursuant to which (i) the Company agreed to lower the exercise price of the Existing Warrants to $156.50 per share and (ii) the Investor agreed to exercise the Existing Warrants into 20,555 shares of common stock (the “Exercise Shares”) by payment of the aggregate exercise price of $3,216,857. The closing occurred on May 7, 2024. The Company has issued all of the 20,555 shares of common stock underlying the Existing Warrants. The Company received the entire gross proceeds of $3,216,857 in May 2024, which represents the exercise of the entire 20,555 warrants at the $156.50 exercise price. The Company received net proceeds of $2,877,475 after placement agent fees and expenses. In addition, pursuant to the Inducement Agreement, the Company issued to the Investor a Series A-1 common share purchase warrant to purchase up to 20,555 shares of Common Stock (“Series A-1 Warrant”) and Series B-1 common share purchase warrant to purchase up to 20,555 shares of Common Stock (“Series B-1 Warrant”, and collectively with the Series A-1 Warrant, the “Warrants”) on May 7, 2024, each at an initial exercise price equal to $144 per share of Common Stock. The Series A-1 Warrant are exercisable immediately upon issuance and expires five and one-half (5.5) years following the issuance date and the Series B-1 Warrant are exercisable immediately upon issuance and expires fifteen (15) months following the issuance date. In connection with the Inducement Agreement, we entered into an engagement agreement with H.C. Wainwright & Co., LLC (“Wainwright”), pursuant to which we have, among other things, issued to Wainwright’s designees warrants to purchase up to 1,541 shares of Common Stock (the “Wainwright Warrants”). The terms of the Wainwright Warrants are substantially the same as the terms of the Series A-1 Warrant except that they have an exercise price of $195.63 per share.

Between July 1, 2024 and October 22, 2024, the Company issued and sold 105,125 shares of Common Stock (the “Recent ATM Share Sales”) to H.C. Wainwright & Co., LLC (the “Agent”) as sales agent or principal, pursuant to the terms of the Company’s previously announced At-The-Market Offering Agreement, dated December 27, 2023, between us and the Agent (the “Sales Agreement”). The Company received net proceeds of $2,063,386 from the Recent ATM Share Sales. Between October 23, 2024 and December 17, 2024, the Company issued and sold 65,236 shares of Common Stock to the Agent as sales agent or principal, pursuant to the terms of the Sales Agreement, and received net proceeds of $278,160.

On October 28, 2024, the Company entered into securities purchase agreements (the “Purchase Agreements”) with certain accredited investors named therein (the “Purchasers”), pursuant to which the Company agreed to issue and sell, in a best efforts offering (the “Offering”): (i) 124,673 shares of common stock (the “Common Stock”), at a purchase price of $5.00 per share of Common Stock, and (ii) 482,187 pre-funded warrants (“Pre-Funded Warrants”) to purchase Common Stock, at a purchase price of $4.995 per Pre-Funded Warrant, immediately exercisable at an exercise price of $0.005 per share. The Purchase Agreement contained customary representations and warranties and agreements of the Company and the Purchasers and customary indemnification rights and obligations of the parties. The Offering closed on October 30, 2024.

The Offering resulted in gross proceeds to the Company of approximately $3,000,000, before deducting placement agent fees and commissions and other offering expenses, and excluding proceeds to the Company, if any, that may result from the future exercise of the Pre-Funded Warrants issued in the Offering. As compensation to the Placement Agent, as the exclusive placement agent in connection with the Offering, the Company paid to the Placement Agent a cash fee of 8.0% of the aggregate gross proceeds raised in the Offering, a non-accountable expense allowance of 1.0% of the aggregate gross proceeds raised in the Offering, reimbursement of up to $50,000 for expenses of legal counsel and other actual out-of-pocket expenses, and up to $15,950 for clearing agent closing costs. The Company received net proceeds of approximately $2,546,213 from the Offering (the “Public Offering Proceeds”).

During the year ended December 31, 2024, the Company issued an aggregate of 806,754 shares of common stock pursuant to the offerings detailed above for net proceeds of $9,374,441.

Other Transactions

During the year ended December 31, 2024, the Company issued an aggregate of 2,582 shares of common stock pursuant to services and conversion of accounts payable totaling a fair value of $312,634.

During the year ended December 31, 2024, 3,442 shares of Series C Convertible Preferred Stock converted into 3,840 shares of common stock.

During the year ended December 31, 2024, the Company issued an aggregate of 1,000 shares of common stock pursuant to conversion of accrued interest of a loan totaling a fair value of $4,950.

In May 2024, the Company converted the outstanding principal and accrued interest of $313,817 owed to Gynger for 2,120 shares of common stock.

Series A Convertible Preferred Stock

On September 29, 2022, the Company filed the Certificate of Designation designating up to 6,800 shares out of the authorized but unissued shares of its preferred stock as Series A Convertible Preferred Stock

Except for stock dividends or distributions for which adjustments are to be made pursuant to the Certificate of Designation, the holders of the Series A Preferred Stock (the “Holders”) shall be entitled to receive, and the Company shall pay, dividends on shares of the Series A Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of the Series A Preferred Stock.

With respect to any vote with the class of Common Stock, each share of the Series A Preferred Stock shall entitle the Holder thereof to cast that number of votes per share as is equal to the number of shares of Common Stock into which it is then convertible.

The Series A Preferred Stock shall rank (i) senior to all of the Common Stock; (ii) senior to any class or series of capital stock of the Company hereafter created specifically ranking by its terms junior to any Preferred Stock (“Junior Securities”); (iii) on parity with any class or series of capital stock of the Corporation created specifically ranking by its terms on parity with the Preferred Stock (“Parity Securities”); and (iv) junior to any class or series of capital stock of the Company hereafter created specifically ranking by its terms senior to any Preferred Stock (“Senior Securities”), in each case, as to dividends or distributions of assets upon liquidation, dissolution or winding up of the Company, whether voluntarily or involuntarily.

Each share of the Series A Preferred Stock shall be convertible, at any time and from time to time from and after September 29, 2022 at the option of the Holder thereof, into that number of shares of Common Stock determined by dividing the Stated Value of such share of the Series A Preferred Stock ($1,000 as of September 29, 2022) by the Conversion Price. The conversion price for each share of the Series A Preferred Stock is the closing price of the Common Stock on September 29, 2022, which was $9.30.

As of December 31, 2024 and December 31, 2023, there were 6,300 shares of Series A Convertible Preferred Stock issued and outstanding.

Series C Convertible Preferred Stock

On June 21, 2023, the Company, on the one hand, and Moise Emquies, George Levy, Matthieu Leblan, Carol Ann Emquies, Jenny Murphy and Elodie Crichi (collectively, the “Sundry Investors”), on the other hand, executed a Securities Purchase Agreement (the “Sundry SPA”) whereby the Company issued 5,761 shares of Series C Convertible Preferred Stock, par value $0.0001 per share (the “Series C Preferred Stock”) to the Sundry Investors at a purchase price of $1,000 per share. The Series C Preferred Stock is convertible into a number of shares of the Company’s Common Stock equal to $1,000 divided by an initial conversion price of $0.717 which represents the lower of (i) the closing price per share of the Common Stock as reported on the Nasdaq on June 20, 2023, and (ii) the average closing price per share of Common Stock as reported on the Nasdaq for the five trading days preceding June 21, 2023. The shares of Series C Preferred Stock were issued in consideration for the cancellation of certain promissory notes issued by the Company to the Sundry Investors dated December 30, 2022 (the “Sundry Loan Documents”). The following is a summary of the rights and preferences of the Series C Convertible Preferred Stock

On June 21, 2023, the Company filed the Certificate of Designation with the Secretary of State for the State of Delaware designating up to 5,761 shares out of the authorized but unissued shares of its preferred stock as Series C Convertible Preferred Stock. The following is a summary of the principal terms of the Series C Preferred Stock.

Except for stock dividends or distributions for which adjustments are to be made pursuant to the Certificate of Designation, the holders of the Series C Preferred Stock (the “Series C Holders”) shall be entitled to receive, and the Company shall pay, dividends on shares of the Series C Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of the Series C Preferred Stock.

The Series C Holders are entitled to vote as a class as expressly provided in the Certificate of Designation. The Series C Holders are also entitled to vote with the holders of shares of Common Stock, voting together as one class, on all matters in which the Series C Holders are permitted to vote with the class of shares of Common Stock.

With respect to any vote with the class of Common Stock, each share of the Series C Preferred Stock shall entitle the Holder thereof to cast that number of votes per share as is equal to the number of shares of Common Stock into which it is then convertible (subject to the ownership limitations specified in the Certificate of Designation) using the record date for determining the stockholders of the Company eligible to vote on such matters as the date as of which the conversion price is calculated.

The Series C Preferred Stock shall rank (i) senior to all of the Common Stock; (ii) senior to Junior Securities; (iii) on parity with Parity Securities; and (iv) junior to Senior Securities, in each case, as to dividends or distributions of assets upon liquidation, dissolution or winding up of the Company, whether voluntarily or involuntarily. Subject to any superior liquidation rights of the holders of any Senior Securities of the Company and the rights of the Company’s existing and future creditors, upon a Liquidation, each Holder shall be entitled to be paid out of the assets of the Company legally available for distribution to stockholders, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of the Common Stock and Junior Securities and pari passu with any distribution to the holders of Parity Securities, an amount equal to the Stated Value (as defined in the Certificate of Designation) for each share of the Series C Preferred Stock held by such Holder and an amount equal to any accrued and unpaid dividends thereon, and thereafter the Series C Holders shall be entitled to receive out of the assets, whether capital or surplus, of the Company the same amount that a holder of Common Stock would receive if the Series C Preferred Stock were fully converted (disregarding for such purposes any conversion limitations hereunder) to Common Stock which amounts shall be paid pari passu with all holders of Common Stock.

Each share of the Series C Preferred Stock shall be convertible, at any time and from time to time from and after June 21, 2023 at the option of the Holder thereof, into that number of shares of Common Stock determined by dividing the Stated Value of such share of the Series C Preferred Stock ($1,000 as of June 21, 2023) by the Conversion Price. The conversion price for each share of the Series C Preferred Stock is $0.717, which is the lower of (a) the closing price per share of the Common Stock as reported on the Nasdaq on June 20, 2023 (the trading day before the date of the Sundry SPA), and (b) the average closing price per share of Common Stock as reported on the Nasdaq for the five trading days preceding the date of the Sundry SPA, subject to adjustment herein (the “Series C Conversion Price”).

The Company has the option to redeem any or all of the then outstanding Series C Preferred Stock at 112% of the then Stated Value any time after June 21, 2023 and so long as there is an effective Registration Statement covering the shares issuable upon conversion of the Series C Preferred Stock.

In October 2023, 975 shares of Series C Convertible Preferred Stock converted into 1,088 shares of common stock.

During the year ended December 31, 2024, 3,442 shares of Series C Convertible Preferred Stock converted into 3,840 shares of common stock.

As of December 31, 2024 and December 31, 2023, there were 1,344 and 4,786 shares of Series C Convertible Preferred Stock issued and outstanding.